Vanguard® Long-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
United States Treasury Note/Bond	4.500%	2/15/36	45,260	45,592
United States Treasury Note/Bond	4.750%	2/15/37	21,793	22,393
United States Treasury Note/Bond	5.000%	5/15/37	34,994	36,804
United States Treasury Note/Bond	4.375%	2/15/38	36,839	36,367
United States Treasury Note/Bond	4.500%	5/15/38	43,611	43,543
United States Treasury Note/Bond	3.500%	2/15/39	51,648	45,943
United States Treasury Note/Bond	4.250%	5/15/39	81,008	78,274
United States Treasury Note/Bond	4.500%	8/15/39	83,182	82,519
United States Treasury Note/Bond	4.375%	11/15/39	91,373	89,288
United States Treasury Note/Bond	4.625%	2/15/40	94,350	94,674
United States Treasury Note/Bond	1.125%	5/15/40	304,189	184,129
United States Treasury Note/Bond	4.375%	5/15/40	90,489	88,142
United States Treasury Note/Bond	1.125%	8/15/40	379,016	227,350
United States Treasury Note/Bond	3.875%	8/15/40	97,819	89,443
United States Treasury Note/Bond	1.375%	11/15/40	426,178	265,163
United States Treasury Note/Bond	4.250%	11/15/40	97,077	92,769
United States Treasury Note/Bond	1.875%	2/15/41	513,152	346,538
United States Treasury Note/Bond	4.750%	2/15/41	100,077	101,406
United States Treasury Note/Bond	2.250%	5/15/41	441,780	315,665
United States Treasury Note/Bond	4.375%	5/15/41	100,582	97,345
United States Treasury Note/Bond	1.750%	8/15/41	576,192	375,605
United States Treasury Note/Bond	3.750%	8/15/41	97,314	86,791
United States Treasury Note/Bond	2.000%	11/15/41	488,629	331,122
United States Treasury Note/Bond	3.125%	11/15/41	110,764	90,100
United States Treasury Note/Bond	2.375%	2/15/42	392,851	282,546
United States Treasury Note/Bond	3.125%	2/15/42	112,321	91,016
United States Treasury Note/Bond	3.000%	5/15/42	110,874	87,799
United States Treasury Note/Bond	3.250%	5/15/42	346,845	285,280
United States Treasury Note/Bond	2.750%	8/15/42	121,812	92,463
United States Treasury Note/Bond	3.375%	8/15/42	301,487	251,836
United States Treasury Note/Bond	2.750%	11/15/42	176,236	133,333
United States Treasury Note/Bond	4.000%	11/15/42	301,083	274,456
United States Treasury Note/Bond	3.125%	2/15/43	151,913	121,578
United States Treasury Note/Bond	3.875%	2/15/43	295,687	264,409
United States Treasury Note/Bond	2.875%	5/15/43	230,239	176,637
United States Treasury Note/Bond	3.875%	5/15/43	298,547	266,453
United States Treasury Note/Bond	3.625%	8/15/43	164,198	141,056
United States Treasury Note/Bond	4.375%	8/15/43	310,731	296,797
United States Treasury Note/Bond	3.750%	11/15/43	166,982	145,952
United States Treasury Note/Bond	4.750%	11/15/43	312,491	313,370
United States Treasury Note/Bond	3.625%	2/15/44	177,820	152,369
United States Treasury Note/Bond	4.500%	2/15/44	318,905	309,537
United States Treasury Note/Bond	3.375%	5/15/44	154,439	127,171
United States Treasury Note/Bond	4.625%	5/15/44	88,801	87,857
United States Treasury Note/Bond	3.125%	8/15/44	209,447	165,463
United States Treasury Note/Bond	3.000%	11/15/44	176,583	136,245
United States Treasury Note/Bond	2.500%	2/15/45	234,368	165,083
United States Treasury Note/Bond	3.000%	5/15/45	113,134	86,901
United States Treasury Note/Bond	2.875%	8/15/45	154,641	116,005
United States Treasury Note/Bond	3.000%	11/15/45	86,045	65,878
United States Treasury Note/Bond	2.500%	2/15/46	187,257	130,378
United States Treasury Note/Bond	2.500%	5/15/46	192,446	133,630
United States Treasury Note/Bond	2.250%	8/15/46	241,478	158,960
United States Treasury Note/Bond	2.875%	11/15/46	98,028	72,694
United States Treasury Note/Bond	3.000%	2/15/47	218,696	165,594
United States Treasury Note/Bond	3.000%	5/15/47	167,418	126,532
United States Treasury Note/Bond	2.750%	8/15/47	244,308	175,749
United States Treasury Note/Bond	2.750%	11/15/47	246,086	176,644
United States Treasury Note/Bond	3.000%	2/15/48	283,414	212,915
United States Treasury Note/Bond	3.125%	5/15/48	307,564	236,200
United States Treasury Note/Bond	3.000%	8/15/48	336,868	252,388
United States Treasury Note/Bond	3.375%	11/15/48	342,385	274,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	2/15/49	360,493	269,468
	United States Treasury Note/Bond	2.875%	5/15/49	353,979	257,907
	United States Treasury Note/Bond	2.250%	8/15/49	331,848	211,346
	United States Treasury Note/Bond	2.375%	11/15/49	307,974	201,434
	United States Treasury Note/Bond	2.000%	2/15/50	379,336	226,772
	United States Treasury Note/Bond	1.250%	5/15/50	439,075	213,775
	United States Treasury Note/Bond	1.375%	8/15/50	494,929	248,856
	United States Treasury Note/Bond	1.625%	11/15/50	492,544	264,896
	United States Treasury Note/Bond	1.875%	2/15/51	549,712	315,483
	United States Treasury Note/Bond	2.375%	5/15/51	561,711	364,059
	United States Treasury Note/Bond	2.000%	8/15/51	555,167	327,722
	United States Treasury Note/Bond	1.875%	11/15/51	515,588	294,046
	United States Treasury Note/Bond	2.250%	2/15/52	475,286	297,648
	United States Treasury Note/Bond	2.875%	5/15/52	452,601	326,580
	United States Treasury Note/Bond	3.000%	8/15/52	430,069	318,587
	United States Treasury Note/Bond	4.000%	11/15/52	424,131	380,923
	United States Treasury Note/Bond	3.625%	2/15/53	429,768	359,931
	United States Treasury Note/Bond	3.625%	5/15/53	430,042	360,295
	United States Treasury Note/Bond	4.125%	8/15/53	475,252	435,969
	United States Treasury Note/Bond	4.750%	11/15/53	489,351	498,679
	United States Treasury Note/Bond	4.250%	2/15/54	532,681	499,721
	United States Treasury Note/Bond	4.625%	5/15/54	163,096	162,892
Total U.S. Government and Agency Obligations (Cost $19,518,184)					16,857,678
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund (Cost $167,240)	5.397%		1,672,576	167,241
Total Investments (100.0%) (Cost $19,685,424)					17,024,919
Other Assets and Liabilities—Net (0.0%)					1,175
Net Assets (100%)					17,026,094
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	16,857,678	—	16,857,678
Temporary Cash Investments	167,241	—	—	167,241
Total	167,241	16,857,678	—	17,024,919